SHORT-TERM AND LONG-TERM BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Schedule of maturities of all short-term borrowing and long-term borrowing

The annual maturities of all short-term borrowing and long-term borrowing as of December 31, 2024, are as follows:

Maturity dates	RMB
Year ending December 31, 2025	300,000
Year ending December 31, 2026	3,360
Year ending December 31, 2027	3,360
Year ending December 31, 2028	6,720
Year ending December 31, 2029	20,160
Thereafter	—

Total	333,600